Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 13. Commitments and Contingencies

On February 9, 2021, the Company entered into a Receivables Purchase and Security Agreement (“Factoring Agreement”) with a Factoring Company. The Factoring Agreement has an initial term of one year and, in accordance with its terms, has been renewed for an additional year.

Under the terms of the agreement, designated receivables are sold for periodic advances of up to $150,000. The Factoring Company retains a reserve of 10% of purchased receivables with the balance available to the Company. Factoring fees begin at 1.8% for the first 30 days a purchased invoice is outstanding and increase the longer an invoice remains outstanding. After 90 days, the Factoring Company has the right to assign the invoice back to the Company. The Factoring Agreement includes minimum average monthly volumes.

As of June 30, 2022, the balance of outstanding invoices that the Factoring Company may assign back to the Company if not collected within 90 days is included in the Company’s Accounts Receivable balance with the amounts received, net of reserves held, included with other current liabilities on the condensed consolidated balance sheets. The net amount included in other current liabilities is $37,913 and $25,420 as of June 30, 2022 and December 31, 2021, respectively.

There are no pending or threatened legal proceedings as of June 30, 2022. The Company has no non-cancellable operating leases.

Note 12. Commitments and Contingencies

On February 9, 2021, the Company entered into a Receivables Purchase and Security Agreement (“Factoring Agreement”) with a Factoring Company. The Factoring Agreement has an initial term of one year and can be renewed for additional annual terms.

Under the terms of the agreement, designated receivables are sold for periodic advances of up to $150,000. The Factoring Company retains a reserve of 10% of purchased receivables with the balance available to the Company. Factoring fees begin at 1.8% for the first 30 days a purchased invoice is outstanding and increase the longer an invoice remains outstanding. After 90 days, the Factoring Company has the right to assign the invoice back to the Company. The Factoring Agreement includes minimum average monthly volumes.

As of December 31, 2021, the balance of outstanding invoices that the Factoring Company may assign back to the Company if not collected within 90 days is included in the Company’s Accounts Receivable balance with the amounts received, net of reserves held, included with other current liabilities on the consolidated balance sheets. The net amount included in other current liabilities is $25,420 as of December 31, 2021.

There are no pending or threatened legal proceedings as of December 31, 2021. The Company has no non-cancellable operating leases.